UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Chech here if Amendmenr [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                        Terry Jolly
Address:                     1100 Louisiana
                             Suite 4810
                             Houston, Texas 77002

13F File Number:             801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                        Terry Jolly
Title:                       Vice President
Phone:                       713-759-2070
Signature, Place and Date of Signing:

    Terry Jolly   Houston, Texas    January 05, 2000

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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

Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole
Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ----
------ ----- ---       ----   ------   ----
Amerada Hess             Common    023551104       1691        29800   X
                 29800
Apache Corp              Common    037411105       6545       177200   X
                177200
Ashland Oil              Common    044204105        283         8600   X
                  8600
Atlantic Richfield       Common    048825103       7482        86500   X
                 86500
BJ Services              Common    055482103         44         1060   X
                  1060
BP Amoco P.L.C.          Common    055622104       1197        20184   X
                 20184
Baker Hughes Inc         Common    057224107       4338       205940   X
                205940
Barrett Resources Corp   Common    068480201         26          900   X
                   900
Burlington Resources     Common    122014103       5032       152195   X
                152195
Canadian Natural Resour  Common    136385101       3481       145300   X
                145300
Carbo Ceramics, Inc      Common    140781105         27          800   X
                   800
Chevron Corp             Common    166751107      16247       187555   X
                187555
Chieftain International  Common    16867C101       3804       220500   X
                220500
Coastal Corp             Common    190441105       6645       187500   X
                187500
Conoco, Inc.             Common    208251306       1111        44900   X
                 44900
Conoco, Inc. Class B     Common    208251405       5786       232600   X
                232600
Cooper Cameron Corp      Common    216640102       2606        53250   X
                 53250
Devon Energy             Common    25179M103       5183       157650   X
                157650
EOG Resources            Common    26875P101       3409       194100   X
                194100
Enron Corp               Common    293561106       6630       149400   X
                149400
Exxon Mobil Corp         Common    30231G102      80658      1001187   X
               1001187
Forest Oil Corp          Common    346091606       5030       381400   X
                381400
Global Industries        Common    379336100        276        32000   X
                 32000
Global Marine, Inc       Common    379352404         38         2300   X
                  2300
Halliburton Co           Common    406216101        419        10400   X
                 10400
IRI International        Common    45004F107        341        85200   X
                 85200
Kerr McGee Corp          Common    492386107      10776       173805   X
                173805
Kinder Morgan, Inc.      Common    49455P101       2613       129450   X
                129450
Mitchell Energy & Devel  Common    606592301       2551       118300   X
                118300
Murphy Oil               Common    626717102       2456        42800   X
                 42800
Nabors Industries        Common    629568106         28          900   X
                   900
Noble Affiliates         Common    654894104       5241       244500   X
                244500
Noble Drilling Company   Common    655042109       7580       231437   X
                231437
Occidental Pete Corp     Common    674599105       8278       382800   X
                382800
Ocean Energy             Common    67481E106       8973      1157780   X
               1157780
Petroleum Geo Services   Common    716597109       2944       165300   X
                165300
Royal Dutch Pete         Common    780257804      32916       543500   X
                543500
Schlumberger LTD         Common    806857108      11896       211960   X
                211960
Smith International Inc  Common    832110100       4099        82500   X
                 82500
Spinnaker Exploration C  Common    84855W109       1766       125000   X
                125000
Texaco Inc               Common    881694103      11733       216034   X
                216034
Titan Exploration Inc    Common    888289105       3013       554200   X
                554200
USX Marathon Group       Common    902905827       7084       286950   X
                286950
Unocal Corp              Common    915289102       1613        48050   X
                 48050
Vastar Res Inc           Common    922380100       2401        40700   X
                 40700
Weatherford Internation  Common    947074100       1051        26306   X
                 26306
Willbros Group, Inc.     Common    969199108        702       151700   X
                151700
Williams Companies       Common    969457100       6259       204800   X
                204800
Knightsbridge Tankers L  Common    G5299G106          8          600   X
                   600
Santa Fe International   Common    G7805C108       2253        87090   X
                 87090
Transocean Sedco Forex   Common    G90076103       2313        68668   X
                 68668

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

For 13F Information Table Entry Total:  51

Form 13F Information Table Value Total: 308,877
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